Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2017
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Central Index Key	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2017
Prospectus Date	rr_ProspectusDate	Nov. 28, 2017
Hartford Corporate Bond ETF | Hartford Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCOR
Hartford Quality Bond ETF | Hartford Quality Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBD